Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model

		Options Granted in 2015 Under the 2007 Plan	Options Granted in 2015 Under the 2015 Plan
Average risk-free rate of return	%	1.82-1.92%	1.57-1.92%
Expected term		6 Years	6 Years
Volatility rate	%	46.3-55.2%	55.0-55.9%
Dividend yield	%	5%	5%

2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model
The following table is a summary of the Company’s share option activity under the 2007 Plan (in US$, except options):

Options Under the 2007 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2018
2.975 (exercise price)	180,000	2.975	0.50	77,400
1.21 (exercise price)	112,738	1.21	2.95	247,460
1.085 (exercise price)	100,000	1.085	3.50	232,000
1.64 (exercise price)	200,000	1.64	4.87	353,000
1.21 (exercise price)	39,400	1.21	6.50	86,483
1.81(exercise price)	68,000	1.81	7.85	108,460

Granted	-	-	-	-

Exercised
1.21 (exercise price)	100,000	1.21	-	186,450
1.64 (exercise price)	100,000	1.64	-	141,327

Forfeited
2.975 (exercise price)	180,000	2.975	-	-

Outstanding, December 31, 2018

1.21 (exercise price)	12,738	1.21	1.95	32,991
1.085 (exercise price)	100,000	1.085	2.50	271,500
1.64 (exercise price)	100,000	1.64	3.87	216,000
1.21 (exercise price)	39,400	1.21	5.50	102,046
1.81(exercise price)	68,000	1.81	6.85	135,320

Exercisable as at December 31, 2018

1.21 (exercise price)	12,738	1.21	1.95	32,991
1.085 (exercise price)	100,000	1.085	2.50	271,500
1.64 (exercise price)	100,000	1.64	3.87	216,000
1.21 (exercise price)	39,400	1.21	5.50	102,046
1.81(exercise price)	68,000	1.81	6.85	135,320

Summary of Stock Option Activity Under Stock Option and Incentive Plans
The following table is a summary of the Company’s share option activity under the 2007 Plan (in US$, except options):

Options Under the 2007 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2018
2.975 (exercise price)	180,000	2.975	0.50	77,400
1.21 (exercise price)	112,738	1.21	2.95	247,460
1.085 (exercise price)	100,000	1.085	3.50	232,000
1.64 (exercise price)	200,000	1.64	4.87	353,000
1.21 (exercise price)	39,400	1.21	6.50	86,483
1.81(exercise price)	68,000	1.81	7.85	108,460

Granted	-	-	-	-

Exercised
1.21 (exercise price)	100,000	1.21	-	186,450
1.64 (exercise price)	100,000	1.64	-	141,327

Forfeited
2.975 (exercise price)	180,000	2.975	-	-

Outstanding, December 31, 2018

1.21 (exercise price)	12,738	1.21	1.95	32,991
1.085 (exercise price)	100,000	1.085	2.50	271,500
1.64 (exercise price)	100,000	1.64	3.87	216,000
1.21 (exercise price)	39,400	1.21	5.50	102,046
1.81(exercise price)	68,000	1.81	6.85	135,320

Exercisable as at December 31, 2018

1.21 (exercise price)	12,738	1.21	1.95	32,991
1.085 (exercise price)	100,000	1.085	2.50	271,500
1.64 (exercise price)	100,000	1.64	3.87	216,000
1.21 (exercise price)	39,400	1.21	5.50	102,046
1.81(exercise price)	68,000	1.81	6.85	135,320

2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
The following table is a summary of the Company’s share option activity under the 2015 Plan (in US$, except options):

Options Under the 2015 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2018
1.71(exercise price)	54,400	1.71	7.58	92,208
1.71(exercise price)	3,524,922	1.71	7.50	5,974,743

Granted	-	-	-	-

Exercised
1.71(exercise price)	646,588	1.71	-	612,734

Forfeited
1.71 (exercise price)	54,400	1.71	-	-
1.71 (exercise price)	81,600	1.71	-	-

Outstanding, December 31, 2018
1.71(exercise price)	2,796,734	1.71	6.50	5,845,173

Exercisable as at December 31, 2018
1.71(exercise price)	2,796,734	1.71	6.50	5,845,173